Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories
Raw materials	$ 149,574	$ 126,526	$ 88,134
Work in process	321,695	280,216	225,475
Finished goods	151,410	57,474	73,717
Inventories	622,679	464,216	387,326
Cost of inventories recognised as an expense	$ 46,900	$ 3,700
Cost of inventories recognised as a income			$ (13,300)